Accounts receivable, net	12 Months Ended
Dec. 31, 2022
Accounts receivable, net [Abstract]
Accounts receivable, net

5    Accounts receivable, net

Accounts receivable, net consists of the following

	As of December, 31
	2022	2021
Accounts receivable	29,429,331	18,833,676
Allowance for credit losses	(3,417,845)	(2,073,836)
Accounts receivable, net	26,011,486	16,759,840

As of December 31, 2022 and 2021, allowance for credit losses represented approximately 12% and 11% of gross accounts receivable respectively.

The following table provides details of the Company’s allowance for credit losses:

	Year ended December 31,
	2022	2021
Opening balance	2,073,836	4,383,573
Additions charged	1,344,009	49,709
Bad debts written off	—	(2,359,446)
Closing balance	3,417,845	2,073,836

Accounts receivable includes amounts billed to customers as well as unbilled amounts recognized in accordance with the Company’s revenue recognition policies. Unbilled amounts included in trade accounts receivable, net, which generally arise from the performance of services to customers in advance of billings, were $1,817,073 and $1,551,415 as of December 31, 2022 and 2021, respectively.